Summary of Land Use Rights, Net for Discontinued Operations (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Intangible Assets [Line Items]
Land use rights	$ 7,705
Less: accumulated amortization	(885)
Land use rights, net	$ 6,820